Condensed consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based compensation		€ 4,896	€ 4,186	€ 8,015	€ 7,687
Amortization of intangible assets	[1]	68	36	68	361
Cost of revenue
Share-based compensation		71	70	121	120
Selling and marketing
Share-based compensation		299	345	525	677
Related party expense		52	31	73	88
Technology and content
Share-based compensation		1,065	1,146	1,729	2,181
Related party expense		13	13	27	85
General and administrative
Share-based compensation		3,461	2,625	5,640	4,709
Related party expense		0	(204)	0	22
Internal use software costs | Selling and marketing
Amortization of intangible assets		31	50	63	100
Internal use software costs | Technology and content
Amortization of intangible assets		1,167	992	2,320	1,922
Internal use software costs | General and administrative
Amortization of intangible assets		86	161	171	325
Acquired technology
Amortization of intangible assets		€ 68	€ 36	€ 68	€ 72

[1]

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€31	€50	€63	€100
Amortization of internal use software and website development costs included in technology and content	1,167	992	2,320	1,922
Amortization of internal use software costs included in general and administrative	86	161	171	325
Amortization of acquired technology included in amortization of intangible assets	68	36	68	72